SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Other Assets and Other Liabilities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Other Assets
Margin Receivable	$ 40,132	[1]
Interest and other receivables	7,548		84
Deferred financing costs	5,541	[2]
Accumulated amortization	(768)
Other	689
Other assets	53,142	[3]	84
Other Liabilities
Interest payable	4,010		55
Accounts Payable	2,829		348
Other	18		59
Accrued expenses and other liabilities	$ 6,857	[3]	$ 462	$ 755

[1]	Margin receivable represents amounts due to New Residential from counterparties resulting from changes in the counterparties' estimated value of the underlying collateral of New Residential's financed investments resulting from market fluctuations and principal paydowns. Brief periods of time may lapse between the time New Residential pays, or receives, margin from one counterparty relative to other counterparties.
[2]	Deferred financing costs consist primarily of costs incurred in obtaining financing, which are amortized over the term of the financing generally using the effective interest method.
[3]	Represents our historical consolidated balance sheet at December 31, 2013.